Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Finance Income Expense [abstract]
Unwinding of discount	€ (26)	€ 0
Provision for interest on indirect tax	€ 65	€ 0